COVER LETTER

March 2, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MML Series Investment Fund
(1933 Act File No. 2-39334; 1940 Act File No. 811-2224)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MML Series Investment Fund (the “Trust”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 100 to the Trust’s Registration Statement under the Securities Act and Amendment No. 85 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”).

This Amendment is being filed primarily in connection with the following: (1) to reflect a change in subadviser for the MML Large Cap Growth Fund and (2) to reflect a change in subadviser for the MML Focused Equity Fund. Therefore, pursuant to Investment Company Act Release No. 13768, the Trust respectfully requests selective review of the Amendment. In addition, this Amendment incorporates other changes made since the filing of Post-Effective Amendment No. 98 in connection with the Trust. The anticipated effective date is May 1, 2017. The Funds will offer their shares pursuant to a single Prospectus and Statement of Additional Information.

Please note that while disclosure has been updated, expense and performance figures have not yet been updated but still reflect December 31, 2015 information.

Please address any questions or comments to the undersigned at (860) 562-2241. Thank you in advance for your attention to this matter.

Very truly yours,

/s/ Jill Nareau Robert

Jill Nareau Robert

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Assistant Secretary, MML Series Investment Fund